Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member] Preferred Class A [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2013	7,613,338			(1,000,000)
Balance at Dec. 31, 2013	$ 7,613	$ 5,316,322	$ (4,980,394)	$ (100,000)	$ 8,757	$ 252,298
Stock compensation		85,168				85,168
Foreign currency translation loss					(156,338)	(156,338)
Net Income (Loss) Attributable to Parent			(302,481)			(302,481)
Balance (in shares) at Dec. 31, 2014	7,613,338			(1,000,000)
Balance at Dec. 31, 2014	$ 7,613	5,401,490	(5,282,875)	$ (100,000)	(147,581)	(121,353)
Stock compensation		478,629				478,629
Foreign currency translation loss					(1,070)	(1,070)
Net Income (Loss) Attributable to Parent			(1,023,422)			(1,023,422)
Balance (in shares) at Dec. 31, 2015	7,613,338			(1,000,000)
Balance at Dec. 31, 2015	$ 7,613	$ 5,880,119	$ (6,306,297)	$ (100,000)	$ (148,651)	$ (667,216)